Expense Example	Jun. 30, 2026 USD ($)
AAM/HIMCO Short Duration Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 336
Expense Example, with Redemption, 3 Years	518
Expense Example, with Redemption, 5 Years	715
Expense Example, with Redemption, 10 Years	1,284
AAM/HIMCO Short Duration Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	508
Expense Example, with Redemption, 5 Years	876
Expense Example, with Redemption, 10 Years	1,911
AAM/HIMCO Short Duration Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	195
Expense Example, with Redemption, 5 Years	340
Expense Example, with Redemption, 10 Years	762
AAM/Insight Select Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	384
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	757
Expense Example, with Redemption, 10 Years	1,318
AAM/Insight Select Income Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	505
Expense Example, with Redemption, 5 Years	871
Expense Example, with Redemption, 10 Years	1,900
AAM/Insight Select Income Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	$ 738